Bank Borrowings	12 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 10 - Bank Borrowings

Borrowings primarily consist of loans denominated in Renminbi, and U.S. dollars. Bank borrowings are secured over certain bank deposits, certain trade receivables, certain plant and machinery, and certain land use rights. The bank borrowings are guaranteed by a number of unrelated parties, and Mr. Chao Xin, our Chief Executive Officer, Chairman and a shareholder of the Company.

The Bank borrowing as of years ended June 30, 2016 and 2015 were $68,313,619 and $73,986,211 respectively.